File No. 333-283139

 File No. 811-24022

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23460

C1 Fund, Inc.

(Exact name of registrant as specified in charter)

228 Hamilton Avenue, Third Floor

Palo Alto Ca 94301

(Address of Principal Executive Offices)

3000 El Camino Real Building 4

Palo Alto Ca 94306

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (650) 374-7800

Date of fiscal year end: December 31

Date of reporting period: August 6 – December 31, 2025

Item 1. Report to Shareholders.

(a)

C1 Fund Inc.	Manager’s Statement

As of December 31, 2025 (Unaudited)

Dear Shareholders:

On August 7, 2025, C1 Fund became the first exchange-listed fund focused on digital asset services and technology companies, listed on the New York Stock Exchange (NYSE: CFND).

From our initial public offering through December 31, 2025, the Company deployed approximately 57% of its ~$53.3 million in total assets across seven portfolio companies. Our strategy is focused on investing in larger, late-stage private companies operating in digital asset infrastructure and services. Investments are selected from a defined universe of leading companies (the “C1 30”), based on availability in secondary markets and expected return potential.

As a non- diversified, registered investment company (RIC) under the U.S. Securities and Exchange Commission (SEC), the Company invests at least 80% of its assets in this sector, with individual positions typically representing 5% or less of total assets. As of year-end, the portfolio had higher exposure to two positions: Ripple Labs Inc. (18%) and Payward, Inc. (dba Kraken) (18%), reflecting the Company’s concentration on select market leaders.

During the period, several portfolio companies progressed toward potential liquidity events. Kraken and Blockchain.com have confidentially filed for initial public offerings. In January 2026, BitGo, Inc. completed its initial public offering (see subsequent events).

The Company seeks to realize returns through IPOs, mergers and acquisitions and secondary market sales. In most cases, the company’s investments are subject to customary post-IPO lock-up periods, typically six months, as well as transfer restrictions governed by issuers and market conditions.

Portfolio valuations as of December 31, 2025 were determined in accordance with ASC 820 using multiple market-based inputs. Valuations reflect broader sector conditions, including volatility in Bitcoin during the year. Variability in market conditions is expected to continue.

While the Company’s market price has, at times, traded below its net asset value, this reflects broader market conditions, limited trading volume and the early stage of the Company’s development rather than changes in underlying portfolio performance. The Company remains focused on disciplined capital deployment and building long-term value through its portfolio of leading private digital asset companies.

At the same time, structural developments continue across the industry, including regulatory progress in the United States and internationally and increasing institutional participation. These trends support the long-term development of digital asset infrastructure and services.

The Company believes “it’s still early” in the industry’s growth cycle. The Company’s focus is to build a portfolio of leading private companies positioned to benefit from long-term adoption of digital financial infrastructure.

Thank you for your continued support.

Dr. Najam Kidwai

Co-founder, Chief Executive Officer

C1 Fund Inc. (NYSE: CFND)

Annual Report | As of December 31, 2025	1

C1 Fund Inc.	Performance

December 31, 2025 (Unaudited)

Average Annual Total Returns (as of December 31, 2025)

	Quarter	Since Inception	Inception Date
C1 Fund Inc. NAV	-0.64%	-2.86%	8/6/2025
C1 Fund Inc. Market Value	-39.88%	-51.00%	8/6/2025
NASDAQ 100 Total Return	2.47%	8.62%	8/6/2025

Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares when repurchased, may be worth more or less than the original cost. The Nasdaq-100 Total Return Index (XNDX) measures the performance— including price appreciation and reinvested dividends—of the 100 largest non-financial companies listed on the Nasdaq stock exchange. It is a modified capitalization-weighted index dominated by technology, consumer services, and healthcare stocks.

2

C1 Fund Inc.	Schedule of Investments

December 31, 2025

C1 Fund Inc.

Schedule of Investments

December 31, 2025

	Geographic	Acquisition				Percentage of
	Region	Date	Shares	Cost	Fair Value	Net Assets
Private Common Stock
Financial Technology(a)
Alchemy Insights, Inc.(b),(c)	United States	11/10/2025	12,480	$2,545,920	$2,496,000	4.80%
Blockchain.com Group Holdings, Inc.(b),(c)	Cayman Islands	11/13/2025	156,250	2,550,000	2,500,000	4.80%
Chainalysis Inc.(b),(c)	United States	10/14/2025	198,585	2,020,567	1,985,850	3.82%
ConsenSys Software Inc.(b),(c)	United States	11/19/2025	57,735	1,509,978	1,501,110	2.89%
Figment Inc.(b),(c)	Canada	9/29/2025	952,381	2,000,000	2,000,000	3.84%
Payward Inc. (Kraken)(b),(c)	United States	10/27/2025	56,819	2,502,036	2,500,036	4.80%
Total Private Common Stock				13,128,501	12,982,996	24.95%

Private Preferred Stock
Financial Technology(a)
Payward Inc. (Kraken), Series A(b),(c)	United States	10/22/2025	166,669	7,690,608	7,500,105	14.41%
Ripple Labs Inc., Series A(b)	United States	11/21/2025	66,667	10,070,041	10,000,050	19.21%
Total Private Preferred Stock				17,760,649	17,500,155	33.62%

Total Private Investments				30,889,150	30,483,151	58.57%

Short Term Investments	7 Day Yield
Government Securities (U.S. Treasury)
First American US Treasury Money Market Fund(d)	3.620%		22,571,113	22,571,113	22,571,113	43.36%
Total Short Term Investments				22,571,113	22,571,113	43.36%

Total Investments				$53,460,263	$53,054,264	101.93%
Liabilities in Excess of Other Assets					(1,003,943)	(1.93)%
Net Assets					$52,050,321	100.00%

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amounts to $30,483,151, which represents approximately 58.57% of the Company's net assets as of December 31, 2025.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(c)	Non-income producing security.

(d)	The rate shown is the annualized 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Annual Report | December 31, 2025	3

C1 Fund Inc.	Schedule of Investments

December 31, 2025

Securities by Country as a Percentage of Investments Fair Value
			Percentage of
	Cost	Fair Value	Net Assets
United States
Private Common Stock	8,578,501	$8,482,996	16.30%
Private Preferred Stock	17,760,649	17,500,155	33.62%
Short Term Investments	22,571,113	22,571,113	43.36%
Total United States	48,910,263	$48,554,264	93.28%

Canada
Private Common Stock	2,000,000	2,000,000	3.84%
Total Canada	2,000,000	$2,000,000	3.84%

Cayman Islands
Private Common Stock	2,550,000	2,500,000	4.80%
Total Cayman Islands	2,550,000	$2,500,000	4.80%

See Notes to Financial Statements.

4

C1 Fund Inc.	Statement of Assets and Liabilities

December 31, 2025

ASSETS
Investments, at fair value(Cost $53,460,263)	$53,054,264
Prepaid expenses and other assets	99,998
Interest receivable	89,840
Total Assets	53,244,102
LIABILITIES
Audit fees payable	525,000
Advisory fee payable (Note 5)	330,120
Administration fees payable (Note 6)	75,917
Accrued expenses and other liabilities	71,532
Legal fees payable	65,332
Payable to advisor	53,174
Organizational expenses and offering costs (Note 5)	49,929
Printing fees payable	8,062
Compliance fee payable	5,000
Custody fees payable (Note 6)	4,950
Transfer agency fees payable (Note 6)	4,765
Total Liabilities	1,193,781
NET ASSETS	$52,050,321
NET ASSETS CONSIST OF
Paid-in capital	$52,548,511
Total accumulated deficit	(498,190)
NET ASSETS	$52,050,321
PRICING OF SHARES
Net asset value, per common share	$7.81
Shares of beneficial interest outstanding (at $0.00001 par value; 500,000,000 common stock authorized, issued 6,666,666)	6,666,666

See Notes to Financial Statements.

Annual Report | December 31, 2025	5

C1 Fund Inc.	Statement of Operations

For the period from August 6, 2025 (Commencement of Operations) through December 31, 2025(1)

INVESTMENT INCOME
Interest income	$695,319
Total Investment Income	695,319

EXPENSES
Investment Advisory fees (Note 5)	526,922
Audit fees	525,000
Administration fees (Note 6)	132,166
Other expenses	121,235
Organizational expenses (Note 5)	101,806
Independent director fees	100,000
Legal fees	90,331
Transfer Agency fees (Note 6)	25,327
Chief compliance officer fees	24,193
Total Expenses	1,646,980
Net investment loss	(951,661)
NET CHANGE IN UNREALIZED (LOSS) ON INVESTMENTS
Net change in unrealized appreciation/(depreciation) on investments	(405,999)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,357,660)

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See Notes to Financial Statements.

6

C1 Fund Inc.	Statements of Changes in Net Assets

For the Period
August 6, 2025
(Commencement of
Operations) to
December 31, 2025(1)
Net increase (decrease) in net assets resulting from operations:
Net investment loss	$(951,661)
Net change in unrealized appreciation (depreciation) on investments	(405,999)
Net Decrease in Net Assets Resulting from Operations	(1,357,660)
CAPITAL TRANSACTIONS:
Shares issued (Note 4), net of commissions and offering costs(2)	53,307,881
Net Increase in Net Assets from Capital Transactions	53,307,881
Net increase in net assets	51,950,221
NET ASSETS:
Beginning of period	100,100
End of period	$52,050,321

Capital Share Activity
Share Transactions:
Beginning shares(3)	666,666
Shares issued	6,000,000
Net increase in shares outstanding	6,000,000
Ending shares	6,666,666

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
(2)	Proceeds from shares issued was $60,000,000, less underwriting fees of $4,200,000 and Offering costs of $ 2,492,119.
(3)	The Sponsor made the initial share purchases of $100 and $100,000 on August 16, 2024 and February 25, 2025, respectively. The August 16, 2024 share purchase of $100 included 10 shares which were purchased at $10.00 per share. The February 25, 2025 share purchase of $100,000 included 2,555,555 shares of which 1,888,899 were retired on August 6, 2025 at commencement of operations resulting in 666,666 shares remaining.

See Notes to Financial Statements.

Annual Report | December 31, 2025	7

C1 Fund Inc.	Statement of Cash Flows

For the Period
August 6, 2025
(Commencement of
Operations) to
December 31, 2025(1)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(1,357,660)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(53,460,263)
Net change in unrealized depreciation on Investments	405,999
(Increase)/Decrease in Assets:
Interest receivable	(89,840)
Prepaid expenses and other assets	(99,998)
Increase/(Decrease) in Liabilities:
Due to advisor	330,120
Administration fees payable	75,917
Payable to Advisor	53,174
Transfer agency fees payable	4,765
Chief compliance officer fees payable	5,000
Organizational expenses and offering costs	49,929
Audit fees payable	525,000
Legal fee payable	65,332
Custody fees payable	4,950
Printing fees payable	8,062
Accrued expenses and other liabilities	71,532
Net Cash used in Operating Activities	(53,407,981)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	60,000,000
Issuance Costs	(6,692,119)
Net Cash provided by Financing Activities	53,307,881

NET DECREASE IN CASH AND CASH EQUIVALENTS	(100,100)
Cash and Cash Equivalents - Beginning of period	$100,100
Cash and Cash Equivalents - End of period	$0

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See Notes to Financial Statements.

8

C1 Fund Inc.	Financial Highlights

	For the Period
	August 6, 2025
	(Commencement
	of Operations) to
	December 31,
	2025(1)
NET ASSET VALUE, BEGINNING OF PERIOD(2)	$0.04

INCREASE IN NET ASSETS VALUE FROM THE INITIAL PUBLIC OFFERING(3)	$8.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(4)	(0.16)
Net change in unrealized (depreciation) on investments	(0.07)
Net increase (decrease) in net assets resulting from investment operations	(0.23)

DISTRIBUTIONS:
From net investment	–
Return of capital	–
Total distributions	–

NET ASSET VALUE, END OF PERIOD	$7.81

TOTAL RETURN ON NET ASSET VALUE(5)	(2.86)%

TOTAL RETURN ON MARKET VALUE	(51.00)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, attributable to common shares, end of the period (000s)	$52,050

Ratios to Average Net Assets
Ratio of expenses to average net assets	5.86	%(6)
Ratio of net investment (loss) to average net assets	(2.66	)%(6)

PORTFOLIO TURNOVER RATE	0%

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
(2)	The beginning Net asset value presented is prior to the initial public offering on August 6, 2025.
(3)	The proceeds for the initial public offering are reflective of the $10.00 per share offering price, net of the underwriting costs of $1.26 per share and offering costs of $0.74 per share.
(4)	Per share amounts are calculated using the average shares method.
(5)	Total return is calculated as the change in NAV per share during the period, divided by the beginning NAV per share as of the initial public offering.
(6)	Ratios are annualized, with the exception of non-recurring expenses, which are certain audit related fees and organizational expenses.

See Notes to Financial Statements.

Annual Report | December 31, 2025	9

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

1. ORGANIZATION

C1 Fund Inc. (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland corporation on August 16, 2024. C1 Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the registered investment adviser of the Company. The Company listed its shares of common stock (the “Common Shares”) on the New York Stock Exchange (“NYSE”) on August 6, 2025, under the ticker CFND. The Company’s fiscal year end is December 31.

The Adviser provides day-to-day investment management services to the Company. The Company is classified as non-diversified under the Investment Company Act, which means that the Company will not maintain a diversified portfolio in accordance with the requirements of Section 5(b)(1) of the Investment Company Act. The Company will not maintain at least 75% of its total assets in cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for this purpose limited in respect of any one issuer to an amount not greater in value than 5% of total assets and to no more than 10% of the Company’s outstanding voting securities. The Company engaged The Benchmark Company, LLC, to act as the underwriter in an Initial Public Offering (the “IPO”) of Common Shares on the NYSE. Prior to listing on NYSE, there was no public market for the Common Shares.

On December 31, 2025 the Company had 6,666,666 Common shares outstanding, of which the sponsor owns ten percent(10%) or 666,666 Common shares. The Company has only one class of shares: Common Shares (see Note 4 Capital Stock for a detailed description).

The Company’s investment objective is to maximize its portfolio’s total return. The Company seeks to achieve its investment objective principally by investing in privately-held, equity and equity-linked securities of digital asset services and technology companies. The Company’s investments in equity securities will include common and preferred shares, as well as securities convertible (with or without consideration) into common shares, warrants and rights to subscribe to or purchase common shares, and common shares carrying a warrant or right. The Company may also invest in equity-linked securities, which are instruments whose returns are tied to the performance of an equity security, index of equity securities or basket of equity securities. In addition to the foregoing principal investment strategy, under the Company’s non-principal investment strategy, the Company may invest up to 20% of the value of its total assets in certain other investment types, including the equity and equity-linked securities of publicly traded U.S. companies, exchange traded funds, exchange traded products, business development companies, shares of certain U.S. registered money market funds, government securities, cash equivalents or other high-quality debt investments. The Company’s investment policies prohibit direct investments in physical spot digital assets or crypto assets.

The Company may, from time to time, make investments through one or more special purpose vehicles (“SPVs”) organized for the purpose of holding or facilitating investments on behalf of the Company. The Adviser has authority under the Investment Advisory Agreement to create or arrange for the creation of such SPVs and to make investments through such vehicles, subject to compliance with the Investment Company Act and the Company’s investment policies and procedures. The Company may utilize SPVs in circumstances where doing so is necessary or advisable to facilitate the acquisition, holding, or disposition of portfolio investments, including where the structure of a particular investment opportunity requires or benefits from the use of an intermediary vehicle.

Any SPV through which the Company invests will be organized and operated in compliance with the Investment Company Act and related SEC rules and guidance.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates

The Company is a management company under Section 5(b)(2) of the Investment Company Act and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

Cash and Cash Equivalents

The Company did not hold any cash at December 31, 2025. The Company will invest its available cash in treasuries with a daily “sweep” of its accounts performed by its custodian, US Bank National Association (the “Custodian”). Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account. Cash and cash equivalents consist of short-term (maturity of 90 days or less) liquid investments and money market funds. These types of cash equivalents are included as investments, at fair value on the statement of assets and liabilities and the schedule of investments. Funds held in money market funds are considered Level 1 in the fair value hierarchy in accordance with ASC 820.

Organizational and Offering Costs

Organizational expenses are expensed as incurred and consist of the costs of forming the Company, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Company’s Board of Directors (“Board”) and the Company’s seed audit costs. Offering costs are accounted for as deferred costs until operations begin and consist of the costs of preparation, review and filing the Company’s registration statement with the Securities and Exchange Commission (“SEC”) filing fees for registration with the US Financial Industry Regulatory Authority (“FINRA”), and the costs of preparation, review and filing of any associated marketing or similar materials. Pursuant to a Contribution and Reimbursement Agreement between the Company and the Sponsor, the Sponsor paid for a portion of the organizational and offering costs and the Company and has reimbursed the Sponsor for these costs from the proceeds of the IPO promptly upon closing. The Board, including all the disinterested members of Board, have unanimously approved this reimbursement arrangement. The Shareholders have borne the costs of the organizational and offering as a deduction from the offering proceeds. Organizational costs were incurred by the Company on the first day of operations. Offering Costs have been accounted for as a reduction in paid-in capital. The Sponsor paid $1,154,907 Offering and Organizational costs in connection with the formation of the Company, which were subsequently reimbursed. The Underwriters fee related to the capital raised was $4,763,686, this amount was reduction to Paid in Capital.

Taxes

It is the Company’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (each, an “RIC”) and to distribute its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Company may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on federal and state income tax returns for open current tax year and has concluded that no provision for income tax is required in the Company’s financial statements.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Dividend income is recognized on the ex -dividend date, or for certain foreign securities, as soon as information is available to the Company. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders

The Company normally pays dividends on investments other than treasuries, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Company receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Company sells a security it has owned for more than one year. The Company may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Company to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Annual Report | December 31, 2025	11

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

Risks and Uncertainties

No Assurance of Investment Return

The types of investments that the Company makes involve a high degree of risk. Financial and operating risks confronting our portfolio companies can be significant. While the type of investments that the Company makes offer the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.

Concentration of Investments

The Company’s investments are concentrated in the digital asset services and technology sector. Under the Investment Company Act, concentration is deemed to occur when 25% or more of the value of a management company’s total assets is invested or proposed to be invested in a particular industry or group of industries. Under normal market conditions, the Company invests at least 80% of the value of its total assets in equity in this sector.

Political and Economic Risks

The Company is subject to risks that geopolitical events which may disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long- term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, the spread of infectious illness and epidemics or other public health issues, can result in systemic market dislocations that are highly disruptive to economies and markets.

Difficulty of Asset Valuations or Appraisals

The Company holds investments that are not listed on any stock exchange, and which may be illiquid without a readily independent market valuation. The Company is required to fair value such investments and has conducted our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines is necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, the Company is ultimately responsible for the valuation of such assets notwithstanding the assistance from an independent third-party provider.

Restricted and Illiquid Investments

The Company invests in portfolio companies without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment.

Uncertainties Associated with the Digital Asset Industry

The Company’s main investment strategy is to invest in companies that provide digital asset services and/or technology. Investments in these businesses involve special risks, including the following risks, any of which could be detrimental to the value of businesses in which the Company invests and consequently affect the value of the Company’s shares.

●	Digital assets have been, and may be, used by bad actors to execute black market transactions, commit fraud, launder funds, evade taxes or economic sanctions, finance terrorism and other illegal activities, which could negatively impact the reputation and business of the companies in which the Company invests.

●	The digital assets trading industry is rapidly evolving and has experienced significant uncertainty and volatility due to numerous factors. For example, a security breach or another incident that affects a particular asset like Bitcoin or Ether may affect the digital asset industry as a whole, thereby impacting the Company’s business. As a result, future negative developments may reduce the value of the digital asset services and infrastructure companies in which the Company has invested and as a result the Company’s investments in such portfolio companies may be over-valued.

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

●	Due to unfamiliarity and negative publicity surrounding the digital asset industry and digital asset trading platforms (including the quality, security and reliability of technologies employed by these platforms), existing and potential customers may lose confidence in the businesses in which the Company invests.

●	Digital asset trading platform companies may be subject to disputes and claims from customers who incur losses related to the use of such services which could adversely affect the value of the Company’s investments in these companies.

●	U.S. and foreign governments and/or agencies may introduce increasingly complex and stringent laws, regulations and policies or change in the treatment of digital assets for U.S. federal income and/or foreign tax purposes. Such changes may adversely impact the business of portfolio companies in which the Company has invested.

Risks due to investments through Special Purpose Vehicles (SPV’s)

The Company currently does not invest in portfolio companies through SPV’s. However, in the future the Company may invest in portfolio companies through one or more SPV’s.The Company may invest in portfolio companies through one or more SPV’s. Investments through SPV’s involve risks in addition to those associated with direct investments in portfolio companies, including the following:

●	Structural Complexity and Transparency Risk. The Company may invest in SPVs which hold assets through layered ownership structures, which could make it more difficult for the Company, its Board of Directors, and its shareholders to evaluate and value the Company’s exposure to particular portfolio companies.

●	Valuation Risk. The Company’s investments held through SPVs may present additional valuation challenges, as the Company must assess the fair value of its interest in the SPV as well as the underlying portfolio company securities held by the SPV.

●	Counterparty and Co-Investor Risk. In certain cases, the Company may invest through SPVs alongside other co-investors. In such instances, the Company would be subject to the risk that co-investors may have differing investment objectives, time horizons, or liquidity needs, which could result in conflicts regarding the management, disposition, or restructuring of the SPV’s underlying investments.

●	Additional Risks include potential regulatory compliance, liquidity and tax risks.

3. FAIR VALUE MEASUREMENTS

The Company discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

The Company follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Company would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 – Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Annual Report | December 31, 2025	13

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

●	Level 3 – Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and is based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

The following is a summary of the inputs used to value the Company’s investments as of December 31, 2025:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Fair Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Private Common Stock	$–	$–	$12,982,996	$12,982,996
Private Preferred Stock	–	–	17,500,155	17,500,155
Short Term Investments	22,571,113	–	–	22,571,113
Total	$22,571,113	$–	$30,483,151	$53,054,264

The changes of fair value of investments for which the Company has used Level 3 inputs to determine the fair value are as follows:

							Net Change
							in unrealized
							(depreciation)
							included in
							the Statement
							of Operations
							attributable
							to Level 3
	Balance as		Change in			Balance as of	investments held
	of August	Realized	unrealized		Sales	December	at December
Asset Type	6, 2025	Gain\(Loss)	(depreciation)	Purchases	Proceeds	31, 2025	31, 2025
Private Common Stock	$–	$–	$(145,505)	$13,128,501	$–	$12,982,996	$(145,505)
Private Preferred Stock	$–	$–	$(260,494)	$17,760,649	$–	$17,500,155	$(260,494)
Total	$–	$–	$(405,999)	$30,889,150	$–	$30,483,151	$(405,999)

The following table summarizes the significant unobservable inputs the Company used to value its investments categorized within Level 3 as of December 31, 2025. In addition to the techniques and inputs noted in the table below, according to the Company’s valuation policy, other valuation techniques and methodologies when determining the Company’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Company’s determination of fair values.

		Valuation
		Techniques/	Unobservable		Weighted
Asset Category	Fair Value	Methodologies	Input Range	Range	Average(1)
Private Common Stock	$12,982,996	Valuation Model	Recent Transaction	$2.10 - $200	$23.32
Private Preferred Stock	$17,500,155	Valuation Model	Recent Transaction	$45 - $160	$63.56
Total	$30,483,151

(1) The weighted average is calculated by multiplying the unobservable input by the weight of each investment over the sum of the fair value of the underlying investments.

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

Restricted Securities: As of December 31, 2025, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of December 31, 2025, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Shares/Par	Cost	Fair Value
Private Common Stock
Alchemy Insights, Inc.	4.80%	11/10/25	12,480	$2,545,920	$2,496,000
Blockchain.com Group Holdings, Inc.	4.80%	11/13/25	156,250	2,550,000	2,500,000
Chainalysis Inc.	3.82%	10/14/25	198,585	2,020,567	1,985,850
ConsenSys Software Inc.	2.89%	11/19/25	57,735	1,509,978	1,501,110
Figment Inc.	3.84%	9/29/25	952,381	2,000,000	2,000,000
Payward Inc. (Kraken)	4.80%	10/27/25	56,819	2,502,036	2,500,036
Private Preferred Stock
Payward Inc. (Kraken), Series A	14.41%	10/22/26	166,669	7,690,608	7,500,105
Ripple Labs Inc., Series A	19.21%	11/21/26	66,667	10,070,041	10,000,050
Total	58.57%			$30,889,150	$30,483,151

4. CAPITAL STOCK

The Company is authorized to issue 500,000,000 shares of common stock, par value $ 0.00001 per share. All holders of Common Shares have equal rights as it relates to dividend distributions, assets and voting privileges. Holders of common shares have no conversion, preemptive or other subscription rights. The Company issued 10 Common Shares for which the Sponsor paid $100 on August 16, 2024 and an additional 2,555,555 Common shares to the Sponsor on February 26, 2025 for which the Sponsor paid $100,000. Concurrent with the initial public offering on August 7, 2025, the Company issued 6,000,000 Common Shares to new investors and the Sponsor forfeited 1,888,898 Common Shares to result in the Sponsor holding 10% of the Company, or 666,666 Shares. As of December 31, 2025, 6,666,666 Common Shares were issued and outstanding. The board is authorized to classify and reclassify any unissued shares of common stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Company’s charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

5. AGREEMENTS AND RELATED PARTY TRANSACTIONS

The Company has entered into an Investment Advisory and Management Agreement (the “Investment Advisory Agreement”) with the Adviser. Pursuant to the Investment Advisory Agreement, the Company pays the Adviser a management fee payable quarterly in an amount equal to an annualized rate of 2.50% of average net assets. The average net assets is calculated based on the net assets at the of the two most recently completed calendar quarters. The Company incurred expenses in the amount of $526,922 for Investment Advisory fees in the Consolidated Statement of Operations during the period ended December 31, 2025. The Company paid the Adviser $196,802 for period ended September 30, 2025, and has an Investment Advisory payable to the Adviser of $330,120 for the period ended December 31, 2025.

Under the Investment Advisory Agreement, the Adviser, and not the Company, will bear the cost of expenses the Adviser incurs for its own business operations, including (i) legal and other expenses related to the Adviser’s formation and incurred in the conduct of its business, (ii) expenses related to the establishment of its offices and equipment, (iii) expenses incurred under contracts the Adviser enters into with third-party providers to assist in its delivery of investment advisory and management services, and (iv) providing compensation to its management and employees, as well as to any sub-adviser to whom the Adviser has delegated investment advisory services, for investment advisory services provided to the Company.

The Investment Advisory Agreement is effective as of March 3, 2025, and shall remain in effect for two years after such date, and shall thereafter continue in effect for successive twelve month periods; provided, that such continuance is specifically approved at least annually by (i) a vote of the Board or by the vote of holders of a majority of the outstanding voting securities of the Company, and (ii) the vote of a majority of the Company’s independent directors.

Annual Report | December 31, 2025	15

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

The Investment Advisory Agreement may be terminated at any time, and without payment of any penalty, upon sixty (60) days’ written notice by (i) the vote of holders of a majority of the outstanding voting securities of the Company, (ii) the vote of the Board or (iii) Adviser. The Investment Advisory Agreement will automatically terminate in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act); provided that nothing herein shall cause the agreement to terminate upon or otherwise restrict a transaction that does not result in a change of actual control or management of Adviser.

6. OTHER AGREEMENTS

Fund Administration Agreement

The Company has retained SS&C GIDS, Inc. (“SS&C GIDS”), to provide fund administration, accounting, transfer and distribution paying agent and registrar services pursuant to that certain Services Agreement dated December 23, 2024 (the “Fund Administration Agreement”). The administration fee and the other terms of the Fund Administration Agreement may change from time to time as may be agreed to by the Company and S&SC GIDS, Inc, ALPS Fund Services, Inc., and SS&C Technologies, Inc., collectively as “SS&C.”

Pursuant to the Fund Administration Agreement, SS&C GIDS, Inc. (“Plan Administrator”) serves as transfer, distribution paying and shareholder servicing agent for the Company, ALPS Fund Services, Inc. (“ALPS”), serves as the Company’s fund administrator and SS&C Technologies, Inc., provides tax administration. For these services, SS&C receives an annual base fee in addition to certain out-of-pocket expenses.

Custodian Agreement

The Custodian serves as the custodian of the cash assets of the Company and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks or trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. All cash and certificated securities owned by the Company are held in custody by the Custodian as custodian. The Company does not currently own certificated securities, and all of the equity investments of the Company are in the form of uncertificated securities. Ownership of uncertificated securities acquired by the Company is recorded only on the books of the issuer or its stock transfer agent’s books and records (or a designated electronic ledger provider) in the name of the Company. The Company retains records of contacts for the purchase of securities, but such documents are not securities.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Company creates a presumption of control of such Company, under Section 2(a)(9) of the Investment Company Act. As of the date of the accompanying financial statements, the Sponsor owns 10% of the Company’s issued and outstanding shares, and no other investor owns more than 10% of the Company’s issued and outstanding shares (666,666 shares).

8. ACCOUNTING PRONOUNCEMENTS

Recent Accounting Standards: Segment Evaluation: The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the Chief Financial Officer (“CFO”) and treasurer, who reviews consolidated results presented within the Company’s financial statements when making decisions about allocating resources and assessing performance of the Company. The CODM determined that the Company has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Company, against which the CODM assesses performance.

9. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, the risk of loss from such claims is considered remote. Accordingly, the Company has not accrued any liability in connection with these indemnifications.

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

The Company is not currently subject to any material legal proceedings, and to the Company’s knowledge, no material legal proceedings are threatened against the Company. From time to time, the Company may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Company’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Company becomes party to such proceedings, the Company would evaluate whether a loss is probable and whether the amount of the loss can be reasonably estimated.

10. BOARD MEMBERS & OFFICERS

As of December 31, 2025, there were seven members of the Board of Directors, four of whom are not “interested persons” (as defined in the Investment Company Act) of the Company (the “Independent Board Members”). The Independent Board Members receive a quarterly retainer of $12,500. Under the Company’s organizational documents, its officers and board members are indemnified against certain liabilities arising out of the performance of their duties to the Company. The independent directors were paid $100,000 for the period end December 31, 2025. The interested persons are not paid by the Company, any compensation would be received by the Advisor.

11. TAX BASIS INFORMATION

The Company follows ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. Penalties or interest, if applicable, that may be assessed relating to income taxes would be classified as other operating expenses in the financial statements. As of December 31, 2025, there were no uncertain tax positions and no amounts accrued for interest or penalties. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. Although the Company files both federal and state income tax returns, the Company’s major tax jurisdiction is federal. The Company’s tax returns for 2024 remain subject to examination by the Internal Revenue Service.

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at the end of the Company’s fiscal period.

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Net unrealized
		Accumulated net	Other Cumulative	appreciation/
	Undistributed net	realized loss on	Effect of Timing	(depreciation) on
	investment income	investments	Differences	investments	Total
2025	$–	$–	$(92,191)	$(405,999)	$(498,190)

As of December 31, 2025, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	Total Distributable Earnings
$(859,470)	$859,470

Annual Report | December 31, 2025	17

C1 Fund Inc.	Notes to Financial Statements

December 31, 2025

As of December 31, 2025 the net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

Gross	Gross
Appreciation	Depreciation
(excess of	(excess of	Net Unrealized	Cost of Investments
value over tax	tax cost over	Appreciation/	for Income Tax
cost)	value)	(Depreciation)	Purposes
$–	$(405,999)	$(405,999)	$53,460,263

During the fiscal period ended December 31, 2025, the Company did not pay any taxable distributions.

12. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Company invested a total of $6,647,472 in the first quarter of 2026, bringing the total amount invested since inception of the Company to $37,536,622 (as of March 31, 2026). Investments include BitGo,Inc. (Series B- 1 Preferred shares, purchased at $2,200,003), Fireblocks Inc. (192,654 Common shares, purchased at $1,107,760), Uphold Inc. (154,221 Series B-1 Preferred shares, purchased at $475,000; 354,010 Series C Preferred shares, purchased at $1,127,082; 200,000 Common shares, purchased at $600,000) and additional investments in Ripple Labs Inc. (5,405 Common shares, purchased at $999,925) and Chainalysis Inc. (15,000 Common shares, purchased at $137,700).

The Company invested a total of $3,824,675 in the second quarter of 2026, bringing the amount invested since inception of the Company to $41,361,297 (as of May 7, 2026). Investments include Blockretize Inc. (Polymarket) (15,825 Series B, B-1, B-3 Preferred shares, purchased at $2,199,675), and additional shares of Fireblocks Inc. (166,666 Series B Preferred Shares, purchased at $1,024,995), and ConsenSys Inc. (17,143 Common Shares, purchased at $600,005).

The Company sold Shares in Ripple Labs in a Ripple-sponsored buyback (1,407 Series A Preferred Shares, sold at $422,100).

The Company purchased its shares in BitGo, Inc. in early January 2026. Subsequently, BitGo completed its initial public offering on January 22, 2026. The Company has a 6-month lockup and cannot sell its BitGo shares before July 21, 2026.

On January 29, 2026, the Company’s Board of Directors approved a stock buyback program of up to $3,000,000 subject to SEC rules and authorized management to proceed at its discretion.

C1 Fund Inc.	Report of Independent Registered Public Accounting Firm

December 31, 2025

To the Board of Directors and Shareholders of

C1 Fund Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of C1 Fund Inc. (the “Fund”) including the schedule of investments as of December 31, 2025, the related statements of operations, changes in net assets and cash flows for the period from August 6, 2025 (commencement of operations) to December 31, 2025 and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, changes in net assets, cash flows and the financial highlights for the period from August 6, 2025 (commencement of operations) to December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodian, portfolio companies or by other appropriate auditing procedures when replies were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ CBIZ CPAs P.C.

CBIZ CPAs P.C.

We have served as the Fund’s auditor since 2026.

San Francisco, CA

May 08, 2026

Annual Report | December 31, 2025	19

C1 Fund Inc.	Board of Directors and Executive Officers

December 31, 2025 (Unaudited)

As of December 31, 2025, our Board of Directors consists of seven members, four of whom are not “interested persons” of us or our Adviser or Sponsor as defined in Section 2(a)(19) of the 1940 Act. We refer to these individuals as our independent directors. We are required by the New York Stock Exchange to hold regular annual meetings of stockholders; our directors are elected for 1-3 year terms as noted below. We are prohibited from making loans or extending credit, directly or indirectly, to our directors or executive officers under section 402 of the Sarbanes-Oxley Act.

Michael Lempres and Sarah Wardell-Smith resigned from the Board of Directors on March 1, 2026. As of the date of this Annual Report, our Board of Directors consists of five members, three of whom are not “interested persons” of us or our Adviser or Sponsor as defined in Section 2(a)(19) of the 1940 Act.

Directors and Executive Officers

Information regarding our Board of Directors and Executive Officers as of December 31, 2025, is set forth below. We have divided the directors into two groups—interested directors and independent directors. The address for each director is c/o C1 Fund, Inc., 3000 El Camino Real Building 4, Palo Alto, CA 94306, or email info@c1fund.com.

INTERESTED DIRECTORS

Number of
				Portfolios in	Other Directorships
		Term at Office		Fund Complex	Held by the Director
	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	During the Past
Name and Age	with the Company	Time Served	During the Past Five Years	Director	Five Years
Dr. Najamul Hasan Kidwai, 56	Director, President, Chief Executive Officer	Director since October 2024; Term expires 2026	Founder, Chairman and Director of Crypto 1 Acquisition Corp (2021–2022); Venture Partner and Investment Committee Member of Frontier Ventures (2016–present); Co-Founder and Director of EQUIAM (venture capital) (2017–present);	-	Crypto 1 Acquisition Corp; EQUIAM; ToTheNew Ventures
Michael (Xu) Zhao, 42	Director, Vice Chairman	Director since October 2024; Term expires 2028	Founder, Chief Executive Officer, KLICKL (2017-present); Founder, Chief Executive Officer and Director of Crypto 1 Acquisition Corp (2021–2022); Co-Chairman of the Hong Kong Blockchain Association (2018–present); Executive Chairman of International Digital Currency Markets (2017–present)	-	Crypto 1 Acquisition Corp; Hong Kong Blockchain Association
Michael Lempres, 65 (resigned March 1, 2026)	Director, Chairman	Director since October 2024; Term expires 2027	Chairman of Silvergate Capital Corporation (2021–present); Mayor and City Councilmember, Town of Atherton, California (2014–2020); Executive in Residence at Andreesen Horowitz (venture capital) (2018– 2021); Chief Legal & Risk Officer for Coinbase Inc. (cryptocurrency exchange) (2017–2019)	-	Silvergate Capital Corp.; MoonPay USA, LLC; Bitstamp USA; Simba Chain, Inc.

20

C1 Fund Inc.	Board of Directors and Executive Officers

December 31, 2025 (Unaudited)

INDEPENDENT DIRECTORS

Number of
				Portfolios in	Other Directorships
		Term at Office		Fund Complex	Held by the Director
	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	During the Past
Name and Age	with the Company	Time Served	During the Past Five Years	Director	Five Years
Matthew Krna, 47	Director	Director since October 2024; Term expires 2028	Founder and Managing Partner, Two Meters Capital LLC (2024–present); Managing Partner, Ladera Venture Partners, (2020–present); Venture Partner, Alpha Partners (2020– present); CEO, APTM (2021–2023); Co-Founder and Managing Partner, Princeville Global (2015–2020)	-	Doctor on Demand; Remitly (board observer)
Scott Alexander Reed, 55	Director	Director since February 2025; Term expires 2027	Co-founder, Partner and Director, Bankcap Partners (2005–present); CEO, LF Capital Acquisition Corp I and II (2020–2023)	-	BankCap Partners; LF Capital Acquisition Corp I and II; Silvergate Capital; PT Financial Holdings
Jeffrey H. Singer, 61	Director	Director since October 2024; Term expires 2026	Chief Operating Officer, doTERRA International LLC (2023–present); Professional in Residence at Utah Valley University (2021–present); Managing Director, Singer Global Management Group (2021–present); CEO, YBA Kanoo (2019–2020)	-	Shatranj Capital Partners; doTERRA International LLC
Sara Wardell-Smith, 54 (resigned March 1, 2026)	Director	Director since October 2024; Term expires 2028	Nyca, Advisor (2021–present); Head of Business Solutions – North America, Visa (2020–2021); FTV Capital, Advisor (2019–2020); Wells Fargo, Executive Vice President (1995–2019)	-	Revolut U.S.; CLS Group; R&T Deposit Solutions; Axos Financial; Provenance Blockchain Foundation

Annual Report | December 31, 2025	21

C1 Fund Inc.	Board of Directors and Executive Officers

December 31, 2025 (Unaudited)

OFFICERS

Number of
				Portfolios in	Other Directorships
		Term at Office		Fund Complex	Held by the Director
	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	During the Past
Name and Age	with the Company	Time Served	During the Past Five Years	Director	Five Years
Dr. Najamul Hasan Kidwai, 56	President, Chief Executive Officer	President and Chief Executive Officer since August 2024	Founder, Chairman and Director of Crypto 1 Acquisition Corp (2021–2022); Venture Partner and Investment Committee Member of Frontier Ventures (2016–present); Co-Founder and Director of EQUIAM (venture capital) (2017–present)	-	-
Elliot Han, 49	Chief Investment Officer	Chief Investment Officer Since March 2025	Partner, PGP Captial Advisors (2023-present); Managing Director Cantor Fitzgerald (2021-2023); Head- Fintech and Consumer Tech Capital Markets, NYSE (2020-2021)	-	Chairman, Phunware Inc. (NASDAQ: PHUN)
David Hytha, 71	Secretary, Treasurer and Chief Financial Officer	Secretary, Treasurer and Chief Financial Officer since August 2024	Chief Financial Officer of Crypto 1 Acquisition Corp (2021–2022); Founder and Managing Partner for New Wave Partners Inc. (2008–present)	-	-
Alex Morgan, 36	Chief Compliance Officer	Chief Compliance Officer since January 2025	Fund Chief Compliance Officer, SS&C ALPS (2024–present); Vice President - Compliance, Northern Trust Asset Management (2020– present)	-	-

1       The address for each director and officer is c/o C1 Fund Inc., 3000 El Camino Real Building 4, Palo Alto, CA 94306.

22

C1 Fund Inc.	Additional Information and Privacy Policy

December 31, 2025 (Unaudited)

Portfolio Information. The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Forms N-PORT will be available on the SEC’s website at www.sec.gov. You may also obtain copies by emailing investors@c1fund.com.

Proxy Information. The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available without charge, upon request, by emailing investors@c1fund.com or on the Company’s website located at www.c1fund.com, and on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available on Form N- PX by August 31st of each year without charge, upon request, by emailing investors@c1fund.com and/or on the SEC’s website at www.sec.gov. The Company’s Statement of Additional Information includes additional information about the Directors.

Notice of Privacy Policy and Practices. The Company is committed to protecting the privacy and security of its shareholders’ nonpublic personal information. Because the Company is a listed closed-end investment company whose shares are traded on a national securities exchange, the Company generally does not collect, maintain, or have access to nonpublic personal information relating to investors who acquire or dispose of shares through secondary market transactions; such information is maintained by broker-dealers, banks, and other financial intermediaries. To the extent the Company receives or maintains nonpublic personal information, such information is limited in scope and generally includes personal information provided in connection with account opening, subscriptions, or shareholder services administered by the Company’s transfer agent.

The Company has adopted policies and procedures reasonably designed to ensure the security and confidentiality of customer information, to protect against anticipated threats to the security or integrity of such information, and to protect against unauthorized access to or use of customer information that could result in substantial harm or inconvenience to any customer. The Company conducts substantially all of its investment-related activities through service providers and requires each service provider that has access to customer information to maintain appropriate safeguards and to notify the Company promptly in the event of any security breach. The Company does not disclose nonpublic personal information to non-affiliated third parties, unless such information is disclosed (i) pursuant to contractual arrangements that restrict a service provider’s use of such information to the purposes for which it was disclosed, (ii) in connection with servicing customer accounts, effecting transactions, or (iii) in situations related to protecting against fraud, or complying with applicable legal and regulatory requirements. Because the Company’s information-sharing practices fall within these recognized exceptions, the Company is not required to offer shareholders an opportunity to opt out of information sharing.

Distribution Reinvestment Policy

Unless the registered owner of our Common Shares elects to receive cash by contacting SS&C GIDS, Inc. (the “Plan Administrator”), all dividends, capital gain distributions and returns of capital, if any, declared on our shares will be automatically reinvested by the Plan Administrator for stockholders in the Company’s Distribution Reinvestment Plan (the “Plan”), in additional Common Shares. Stockholders who elect not to participate in the Plan will receive all distributions payable in cash directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as distribution disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator, which must be received at least five calendar days prior to the distribution record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared distribution. This notice may be sent to SS&C GIDS, Inc., 801 Pennsylvania Avenue, Suite 219105, Kansas City, MO 64105, and must contain the stockholder’s name, address, daytime phone number, Social Security or tax I.D. number, a reference to C1 Fund Inc., an affirmative statement (as applicable) that the stockholder elects not to participate in the Plan, or (in the case of a stockholder who previously opted out of participating in the Plan) that the stockholder is electing to participate in the Plan, and the signature of the shareholder or an individual authorized to sign on the shareholder’s behalf. No other rights of the stockholder are affected by a stockholder’s election not to not to participate in the Plan. The Company will announce the record date via press release at least 10 calendar days in advance.

Whenever we declare a distribution payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of our Common Shares, determined in accordance with the following provisions. The shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of our common stock (“Newly Issued Common Shares”) or (ii) by purchase of outstanding shares of our common stock on the open market (“Open-Market Purchases”) on NYSE or elsewhere. If, on the payment date for any distribution, the market price per share plus estimated brokerage trading fees is equal to or greater than the NAV per share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Company for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV per share on the date of issuance; provided that, if the NAV per share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the distribution will be divided by 95% of the market price per share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any distribution, the NAV per share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the distribution amount in our Common Shares acquired on behalf of the Plan participants in Open-Market Purchases.

Annual Report | December 31, 2025	23

C1 Fund Inc.	Additional Information and Privacy Policy

December 31, 2025 (Unaudited)

In the event of a market discount on the payment date for any distribution, the Plan Administrator will have until the last business day before the next date on which our shares trade on an “ex-distribution” basis or in no event more than 30 days after the record date for such distribution, whichever is sooner (the “Last Purchase Date”), to invest the distribution amount in our Common Shares acquired in Open-Market Purchases. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the distribution had been paid in Newly Issued Common Shares on the distribution payment date. The Plan provides that if the Plan Administrator is unable to invest the full distribution amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may instead receive the Newly Issued Common Shares from the Company for each participant’s account, in respect of the uninvested portion of the distribution, at the NAV per share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per share, the dollar amount of the distribution will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

During the year ended December 31, 2025, the Company did not make any dividends or distributions to shareholders.

24

C1 Fund Inc.	Approval of Advisory Agreement

December 31, 2025 (Unaudited)

Consideration and Approval of the Investment Advisory Agreement

At a meeting held on February 25, 2025, the Board of Directors (the “Board”) of C1 Fund Inc. (the “Company”), including each of the directors who are not “interested persons” of the Company as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) (the “Independent Directors”), considered and unanimously approved the execution of the Investment Advisory and Management Agreement (the “Investment Advisory Agreement”) between the Company and C1 Advisors LLC (the “Adviser”). Subsequently, at a meeting held on May 22, 2025, the Board, including a majority of the Independent Directors, approved the Amended and Restated Investment Advisory and Management Agreement (the “Amended and Restated Investment Advisory Agreement”), which revised the annual management fee from 2.50% of the average value of the Company’s total assets to 2.50% of the average value of the Company’s net assets, a change that is favorable to the Company’s stockholders. In considering whether to approve the Investment Advisory Agreement, the Board, including the Independent Directors, reviewed and considered information provided by the Adviser and other relevant materials. The Board’s evaluation was conducted in accordance with Section 15(c) of the Investment Company Act, which requires the Board to request and evaluate such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and the Adviser to furnish such information as is reasonably necessary for the Board to evaluate such terms.

In advance of the meeting, the Board requested and received materials from the Adviser relating to the Investment Advisory Agreement, including information concerning the nature, extent, and quality of the Adviser’s services, the Adviser’s personnel and operations, the Company’s investment performance, the advisory fee rate and the total expense ratio of the Company, the Adviser’s profitability and financial condition, any economies of scale that may be realized as the Company grows, and information regarding comparable fees charged by other advisers.

The Board did not identify any single factor as determinative, and individual directors may have given different weights to different factors. The following is a summary of the principal factors considered by the Board in reaching its determination to approve the execution of the Investment Advisory Agreement.

Nature, Extent, and Quality of Services

The Board considered the nature, extent, and quality of the investment advisory and management services provided by the Adviser to the Company. The Board reviewed the terms of the Investment Advisory Agreement, pursuant to which the Adviser is responsible for managing the Company’s business and activities, including sourcing investment opportunities, conducting research, performing due diligence on potential investments, structuring the Company’s investments, and monitoring portfolio companies on an ongoing basis through the Adviser’s Investment Committee. The Board noted that the Adviser’s services include determining the composition of the Company’s portfolio, the nature and timing of changes to the portfolio, making investment decisions for the Company, negotiating the terms of investments and dispositions on the Company’s behalf, monitoring the Company’s investments, and exercising voting rights in respect of portfolio securities.

The Board considered the qualifications and experience of the members of the Adviser’s Investment Committee, each of whom has extensive experience and is well connected in the venture capital community, particularly on matters involving blockchain and digital assets and the business and operations of digital asset services and technology companies. The Board also considered the alignment of interests between the Adviser and the Company’s stockholders, noting that each member of the Investment Committee would beneficially own over $100,000 of the Company’s Common Shares. The Board further noted that the Adviser is wholly owned by C1 Group LLC (the “Sponsor”), which holds approximately 10% of the Company’s outstanding Common Shares and is subject to an initial lockup period of six months, thereby demonstrating the Sponsor’s commitment to the Company and the alignment of its interests with those of the Company’s stockholders.

The Board also considered the Adviser’s compliance infrastructure and its adoption of policies and procedures designed to ensure compliance with the Investment Company Act and other applicable laws. After due consideration, the Board concluded that the nature, extent, and quality of services provided by the Adviser were satisfactory and appropriate for the Company.

Investment Performance

The Board reviewed the investment performance of the Company during the period under review. The Board considered the Company’s investment objective to maximize the portfolio’s total return through investments in equity and equity-linked securities of digital asset services and technology companies included in the C1 Thirty. The Board acknowledged that the Company is a recently formed investment company with a limited operating history, having completed its initial public offering on August 6, 2025, and that, accordingly, performance data is limited. The Board considered the performance of the Company’s portfolio in light of the unique nature of the Company’s investment strategy, which is focused on private digital asset services and technology companies. The Board noted that the Adviser does not currently manage any other registered investment companies, pooled investment vehicles, or other accounts.

Annual Report | December 31, 2025	25

C1 Fund Inc.	Approval of Advisory Agreement

December 31, 2025 (Unaudited)

After due consideration, the Board concluded that the Company’s investment performance, viewed in the context of the Company’s limited operating history, its unique investment strategy, and the conditions of the digital asset services and technology industry during the period, was acceptable.

Costs of Services and Profitability

The Board considered the costs of the advisory services provided by the Adviser and the profits, if any, realized by the Adviser and its affiliates from its relationship with the Company. The Board reviewed the fee structure under the Investment Advisory Agreement, noting that the Company pays the Adviser a Management Fee payable quarterly in an amount equal to an annualized rate of 2.50% of the Company’s average net assets at the end of the two most recently completed calendar quarters. As noted above, the Board approved the Amended and Restated Investment Advisory Agreement on May 22, 2025, which revised the annual management fee from 2.50% of the average value of the Company’s total assets to 2.50% of the average value of the Company’s net assets. The Board viewed this revision as a favorable change for the Company’s stockholders, as the use of net assets as the basis for calculating the Management Fee results in a lower fee to the extent the Company employs leverage.

The Board also considered the expenses borne by the Adviser under the Investment Advisory Agreement, including the cost of providing compensation to its management and employees, expenses related to the Adviser’s own business operations, and compensation payable to any sub-adviser. The Board noted that the Company bears all other costs and expenses of its operations, administration, and transactions, including fees paid to service providers, brokerage costs, legal fees, accounting fees, insurance premiums, and compensation paid to Independent Directors.

The Board reviewed information regarding the Adviser’s profitability and considered that the Adviser is a newly formed entity. After due consideration, the Board concluded that the Management Fee and the overall expense structure were reasonable in light of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Company grows and whether fee levels appropriately reflect any such economies of scale for the benefit of stockholders. The Board acknowledged that, given the Company’s relatively recent formation and the current size of its assets, meaningful economies of scale had not yet been achieved. The Board noted that the Management Fee is calculated as a percentage of net assets and, accordingly, that the Adviser’s compensation will increase as the Company’s net assets increase. The Board determined to revisit the issue of economies of scale in the future as the Company’s assets grow and further information becomes available. The Board concluded that, at the Company’s current asset level, the fee structure was reasonable and that no adjustment for economies of scale was warranted at this time.

Fall-Out Benefits and Other Considerations

The Board considered any other benefits that the Adviser and its affiliates may derive from their relationship with the Company, including any “fall-out” benefits. The Board considered the Adviser’s right under the Investment Advisory Agreement to select brokers and dealers for the execution of portfolio transactions and the Adviser’s policies with respect to best execution and soft dollar arrangements. The Board also considered potential conflicts of interest, including the fact that Dr. Najamul Hasan Kidwai is a stockholder of Forge Global Holdings, Inc., the parent of Forge Securities LLC, a registered broker-dealer and alternative trading system on which the Company may execute transactions, though Dr. Kidwai owns less than 1% of Forge Global, is not employed by it, and is not in a control relationship with it. The Board noted that the Adviser has adopted policies and procedures to address potential conflicts of interest and that the Adviser’s services to the Company are not exclusive, permitting the Adviser to render similar services to other entities so long as its services to the Company are not materially impaired thereby.

The Board also reviewed the terms of the License Agreement under which the Company is granted a non-exclusive license to use the names “C1 Fund,” “C1 30,” and “C1 Thirty” and the C1 logo for a nominal fee, noting that the Company’s right to use these trademarks is contingent upon the Adviser or an affiliate remaining the Company’s investment adviser.

Comparable Fees and Services

The Board considered information regarding advisory fees and services under other advisory contracts, to the extent available, including the fees charged by comparable advisers to similar funds. The Board noted that the Company’s investment strategy, which is focused on investing in equity and equity-linked securities of private digital asset services and technology companies, is unique, and that there are limited directly comparable funds against which to benchmark the Company’s fee structure. After due consideration, the Board concluded that the Management Fee was within a reasonable range in light of the nature and scope of the services provided and the Company’s unique investment mandate.

26

C1 Fund Inc.	Approval of Advisory Agreement

December 31, 2025 (Unaudited)

Conclusion

Based on its evaluation of the foregoing factors and such other information as the Board deemed necessary, and in the exercise of its reasonable business judgment, the Board, including all of the Independent Directors, concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the approval of the Investment Advisory Agreement is in the best interests of the Company and its stockholders. Accordingly, the Board, including all of the Independent Directors, unanimously approved the execution of the Investment Advisory Agreement.

Annual Report | December 31, 2025	27

C1 Fund Inc.
3000 El Camino Real
Building 4
Palo Alto, CA 94306
info@c1fund.com
www.c1fund.com

Investment Adviser
C1 Advisors LLC

Investor Relations
investors@c1fund.com

Transfer Agent
SS&C GIDS, Inc.
PO Box 219105
Kansas City, MO 64121-9117

C1 FUND
c1fund.com

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Scott Reed is qualified to serve as the audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year is $350,000 for 2025. The registrant did not have audit fees for 2024.

Audit-Related Fees

(b)	The aggregate fees billed for the fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant. The registrant did not have audit fees for 2024.

Tax Fees

(c)	The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025. The registrant did not have tax fees for 2024.

All Other Fees

(d)	The aggregate fees billed for the fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025. The Registrant did not have fees billed for the fiscal year for products and services provided by the principal accountant for 2024.

(e)(1)	The audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

The Registrant’s Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor’s engagement.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year of the registrant was $0 for 2024 and $192,000 for 2025.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Fund has separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Scott Reed, Matt Krna and Jeffrey H. Singer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

C1 Fund (“the Fund”) has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to their portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Fund’s Board, delegated to the Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940 Act (the “1940 Act”).

The Fund’s Chief Compliance Officer shall ensure that the Adviser has adopted a Proxy Voting Policy (“Adviser Proxy Voting Policy”) (described below), which it uses to vote proxies for its clients, including the Fund.

A. General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B. Delegation to the Adviser

The Fund believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1) to make the proxy voting decisions for the Fund, in accordance with the Adviser Proxy Voting Policy, except as provided herein; and

(2) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent Directors of the Board, must approve the Adviser Proxy Voting Policy as it relates to the Fund. The Board must also approve any material changes to the Adviser Proxy Voting Policy no later than six (6) months after adoption by the Adviser.

C. Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its Adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of the Fund’s Proxy Voting Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the Adviser Proxy Voting Policy, provided such specific voting policy was approved by the Board.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Elliot Han, the Fund’s Chief Investment Officer (“CIO”), organizes and pursues opportunities to buy and sell securities as detailed in the Fund’s prospectus. The CIO proposes them as candidates for investment to the Investment Committee of the Adviser, which he chairs. Once approved by the Investment Committee, the CIO then negotiates and executes purchase or sale agreements. The CIO along with the CFO is responsible for monitoring compliance to SEC and US IRS requirements.

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of December 31, 2025:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Elliot Han	CIO	10 Months	Investment Banking, Fund Management

(a)(2)	Other Accounts Managed by Portfolio Manager(s) and Potential Conflicts of Interest

The following table provides information about the other accounts managed on a day-to-day basis by the portfolio managers as of December 31, 2025.

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts Managed and Total Value of Assets for Which Advisory Fee is Performance-Based:
Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
NONE

Conflicts of Interest

The Fund’s portfolio manager serves or may serve as an officer, director or principal of entities that operate in the same or related lines of business as the Fund or of investment funds managed by the Adviser or affiliates of the Fund. Accordingly, they may have obligations to investors in those entities that may require him to devote time to services for other entities, which could interfere with the time available to provide services to the Fund. In addition, although other investment funds managed by the Adviser may have different primary investment objectives than the Fund, they may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser is not restricted from raising an investment fund with investment objectives similar to the Fund’s. Furthermore, the Fund may not be given the opportunity to participate in certain investments made by such entities.

As a result of the arrangements described above, there may be times when the Fund’s portfolio manager has interests that differ from those of shareholders, giving rise to a conflict of interest. At this time, the Adviser does not have any additional funds which it is managing.

(a)(3)	Compensation Structure of Portfolio Manager

None of the Fund’s investment personnel, including its portfolio manager, receives any direct compensation from the Fund in connection with the management of the Fund’s portfolio. Elliot Han, through his financial interests in the Adviser, is entitled to a portion of any profits earned by the Adviser, which includes any fees payable to the Adviser under the terms of the Investment Advisory Agreement, less expenses incurred by the Adviser in performing its services under the Investment Advisory Agreement.

The specific form of compensation of a portfolio manager may also include a variety of components and may vary from year to year based on a number of factors. In particular, a portfolio manager may also receive, all or some combination of a salary and a bonus.

Base compensation

Generally, when a portfolio manager receives base compensation, it is based on their individual seniority and their position within the firm.

Discretionary compensation

In addition to base compensation, a portfolio manager may receive discretionary compensation. Discretionary compensation may be based on individual seniority and contribution.

(a)(4)	Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Portfolio Manager:	Dollar Range of Equity Securities Beneficially Owned(1)(2)
Elliot Han	$100,001-500,000

(1)	Beneficial ownership has been determined in accordance with Rule 16a-1(a)(2) of the Exchange Act.

(2)	Dollar ranges are as follows: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, $100,001–$500,000, $500,001–$1,000,000 or Over $1,000,000.

(b)	Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s disclosure controls and procedures were not effective as a result of the following identified material weaknesses: (i) lack of sufficient personnel with an appropriate level of internal control and accounting knowledge, skills, training and experience commensurate with the Fund’s financial reporting requirements and managing a closed-end investment company registered under the 1940 Act, and the rules thereunder, (ii) segregation of duties and policies and procedures related to the treasury and expense processes, (iii) lack of policies and control procedures related to the valuation, safeguarding and existence of investments, (iv) review and monitoring for compliance related to taxation for regulated investment companies, and (v) lack of policies and control procedures related to the review and approval of the financial statements and financial reporting package.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications of principal executive officers and principal financial officers pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   C1 Fund Inc.

By:	/s/Dr. Najamul Hasan Kidwai
Dr. Najamul Hasan Kidwai President and
Chief Executive Officer

Date:  May 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/Dr. Najamul Hasan Kidwai
Dr. Najamul Hasan Kidwai President and
Chief Executive Officer

Date:  May 13, 2026

By:	/s/ David Hytha
David Hytha
Treasurer (Chief Financial Officer)

Date:  May 13, 2026